Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies [Abstract]
Commitments and contingencies
Commitments and contingencies:
a) Take-or-pay purchase contracts and related commitments:
The Company has commitments under take-or-pay contracts to purchase natural gas, to pay for transportation capacity related to the delivery of natural gas and to purchase oxygen and other feedstock requirements up to 2035. The minimum estimated commitment under these contracts, except as noted below, is as follows:

As at December 31, 2017

2018	2019	2020	2021	2022	Thereafter
$473,927	$371,167	$306,400	$308,338	$245,989	$1,300,609

In the above table, the Company has included natural gas commitments at the contractual volume and prices.

b) Argentina natural gas supply contracts:
Since June 2007, the Company’s natural gas suppliers from Argentina have curtailed all gas supply to the Company’s plants in Chile pursuant to long-term gas supply agreements. The Company has not received natural gas under these long-term agreements since 2007 and therefore potential future purchase obligations have been excluded from the table above.

c) Operating lease commitments:
The Company has future minimum lease payments under operating leases relating primarily to vessel charter, terminal facilities, office space, equipment and other operating lease commitments as follows:

As at December 31, 2017

2018	2019	2020	2021	2022	Thereafter
$90,820	$90,035	$56,973	$38,982	$37,858	$163,822

The minimum lease payments relate to the right of use of the leased asset and exclude non-lease elements such as the reimbursement of operating costs.
For the year ended December 31, 2017, the Company recognized as an expense $181.4 million (2016 - expense of $165.1 million) relating to operating lease payments. The expense recognized includes amounts related to leased assets and the reimbursement of operating costs for time charter vessels.

d) Leased assets not yet in service:
The Company has future minimum lease payments under operating leases related to two time charter agreements for vessels which are currently under construction and expected to be delivered in 2019. The minimum lease payments under these leases have been excluded from the operating lease commitments table above as the contracts contain certain cancellation features which are dependent on the delivery of the vessels. Once delivered, these vessels will have a total minimum commitment of approximately $80 million per vessel over a 15 year life.

e) Purchased methanol:
The Company has marketing rights for 100% of the production from its jointly owned plants (the Atlas plant in Trinidad in which it has a 63.1% interest and the plant in Egypt in which it has a 50% interest), which results in purchase commitments of an additional 1.3 million tonnes per year of methanol offtake supply when these plants operate at capacity. As at December 31, 2017, the Company also had commitments to purchase methanol from other suppliers for approximately 0.8 million tonnes for 2018 and 1.5 million tonnes in aggregate thereafter. The pricing under these purchase commitments is referenced to pricing at the time of purchase or sale, and accordingly, no amounts have been included in the table above.